UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
REVENUE
License revenue		$ 35,338	$ 90,846	$ 44,686	$ 103,027
Collaboration revenue		219,717	93,254	405,332	171,735
Other revenue		3	2,423	93	5,752
Total revenue		255,058	186,523	450,111	280,514
Cost of collaboration revenue		(94,872)	(45,355)	(164,369)	(94,456)
Cost of license and other revenue		(3,119)	(5,096)	(4,966)	(10,734)
Research and development expenses		(98,302)	(112,626)	(200,226)	(213,590)
Administrative expenses		(32,594)	(35,353)	(64,057)	(67,282)
Selling and distribution expenses		(48,052)	(30,063)	(89,021)	(54,286)
Loss on asset impairment		0	0	(970)	0
Finance costs		(5,222)	(5,484)	(10,283)	(10,959)
Finance income	[1]	10,433	17,049	22,489	30,919
Other (expense)/income, net	[1]	(108,128)	12,435	(162,636)	62,116
Loss before tax		(124,798)	(17,970)	(223,928)	(77,758)
Income tax expense		(582)	(226)	(2,368)	(231)
Net loss		$ (125,380)	$ (18,196)	$ (226,296)	$ (77,989)
LOSS PER SHARE
Basic (in dollars per share)		$ (0.34)	$ (0.05)	$ (0.62)	$ (0.21)
Diluted (in dollars per share)		$ (0.34)	$ (0.05)	$ (0.62)	$ (0.21)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations		$ 124,200	$ (10,535)	$ 184,929	$ (58,528)
Other comprehensive income/(loss), net of tax		124,200	(10,535)	184,929	(58,528)
Total comprehensive loss		$ (1,180)	$ (28,731)	$ (41,367)	$ (136,517)

[1]	Certain prior year amounts have been reclassified to present finance income as a separate line item and to combine other income/(expense), net for comparative purposes.